Dreyfus Investment Funds

-Dreyfus/The Boston Company Large Cap Core Fund (“D/TBCLCCF”)

Incorporated herein by reference is the definitive version of the prospectus for D/TBCLCCF filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 7, 2011 (SEC Accession No. 0000914775-11-000019).